Segment Reporting	12 Months Ended
Jun. 30, 2022
Segment Reporting

7. Segment Reporting

Management currently identifies three operating segments (see Note 3.4). Management monitors the performance of these operating segments as well as deciding on the allocation of resources to them. Segmental performance is monitored using adjusted segment operating results.

	For the year ended 2022
	Publishing	Direct	Channel	Total
Revenue
From external customers	964,450	1,328,403	1,929,836	4,222,689
Segment revenue	964,450	1,328,403	1,929,836	4,222,689

Technology expense	(77,974)	(13,724)	-	(91,698)
Employee benefit expense	(211,891)	(516,520)	(786,560)	(1,514,971)
Occupancy expense	(3,069)	(2,646)	(857)	(6,572)
Advertising expense	(31,210)	(2,048)	-	(33,258)
Consultancy expense	(364)	(245)	-	(609)
Depreciation and amortisation	(256,021)	(197,884)	-	(453,905)
Impairment of financial assets	(16,853)	(187,398)	(172,355)	(376,606)
Other expenses	758)	(1,253)	(20,089)	(20,584)

Segment operating profit/(loss)	367,826	406,685	949,975	1,724,486
Segment assets	589,390	1,069,196	383,032	2,041,618
Segment liabilities	(108,326)	(226,382)	(229,737)	(564,445)

	For the year ended 2021
	Publishing	Direct	Channel	Total
Revenue
From external customers	779,430	1,183,025	228,970	2,191,425
Segment revenue	779,430	1,183,025	228,970	2,191,425

Technology expense	(225,324)	(12,724)	(376)	(238,424)
Employee benefit expense	(407,876)	(359,082)	(209,251)	(976,209)
Occupancy expense	(1,857)	(15,807)	-	(17,664)
Advertising expense	(659)	(46,734)	-	(47,393)
Consultancy expense	-	-	-	-
Depreciation and amortisation	(198,578)	(143,468)	(10,544)	(352,590)
Impairment of financial assets	-	-	-	-
Other expenses	(294)	(625)	(1,379)	(2,298)

Segment operating profit/(loss)	(55,158)	604,585	7,420	556,847
Segment assets	1,654,054	151,460	85,889	1,891,403
Segment liabilities	(382,104)	(212,644)	(43,251)	(637,999)

	For the year ended 2020
	Publishing	Direct	Channel	Total
Revenue
From external customers	1,101,720	604,703	278,939	1,985,362
Segment revenue	1,101,720	604,703	278,939	1,985,362

Technology expense	(251,859)	(10,875)	-	(262,734)
Employee benefit expense	(404,527)	(478,592)	-	(883,119)
Occupancy expense	(2,585)	(72,562)	-	(75,147)
Advertising expense	(128,275)	(98,144)	-	(226,419)
Consultancy expense	-	-	-	-
Depreciation and amortisation	(180,146)	(58,345)	(40,259)	(278,750)
Impairment of financial assets	-	-	-	-
Other expenses	(6,609)	(14,305)	(4,180)	(25,094)

Segment operating profit/(loss)	127,719	(128,120)	234,500	234,099
Segment assets	1,218,608	29,210	5,968	1,253,786
Segment liabilities	(101,986)	(157,069)	-	(259,055)

The totals presented for the Group’s operating segments reconcile to the key financial figures as presented in its financial statements as follows:

	Consolidated Group
	2022 A$	2021 A$	2020 A$
Revenue
Total reportable segment revenue	4,222,689	2,191,425	1,985,362
Segment operating profit	1,724,486	556,847	234,099
Other income not allocated	495,457	290,900	120,779
Research and development incentives	803,042	497,358	494,577
Research and development costs	-	(761,140)	(1,274,584)
Technology expenses not allocated	(1,713,734)	(48,750)	(41,604)
Employee benefits expenses not allocated	(2,896,954)	(986,580)	(906,305)
Occupancy expenses not allocated	(59,793)	(34,555)	(29,272)
Advertising expenses not allocated	(380,754)	(20,182)	(39,577)
Consultancy expenses not allocated	(1,690,935)	(240,928)	(273,978)
Depreciation and amortisation not allocated	(398,456)	(44,916)	(84,167)
Impairment of financial assets not allocated	-	(14,690)	-
Other expenses not allocated	(224,496)	(130,217)	(413,324)
Group operating loss	(4,342,137)	(936,853)	(2,213,356)
Finance costs	(748,190)	(58,913)	(108,471)
Group loss before tax	(5,090,327)	(995,766)	(2,321,827)

	Consolidated Group
	2022 A$	2021 A$
Assets
Total reportable segment assets	2,041,618	1,891,403
Cash and cash equivalents	4,083,734	470,250
R&D tax incentive	371,365	-
Deposits and prepayments	230,094	234,288
Fixed assets	395,999	12,392
Right of use assets	406,673	95,756
Capitalised development costs	945,821	-
Other assets	79,626	77,491
Group assets	8,554,930	2,781,580
Liabilities
Total reportable segment liabilities	(564,445)	(637,999)
Trade and other payables	(1,031,933)	(1,824,000)
Borrowings	(308,100)	(435,600)
Provisions	(318,598)	(253,873)
Accrued expenses	(763,953)	(12,470)
Lease liabilities	(450,416)	(130,698)
Other liabilities	-	(736)
Group liabilities	(3,437,445)	(3,295,376)